Segment Information (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net revenues
Net revenues	$ 9,735	$ 10,346	$ 8,510
The Netherlands [Member]
Net revenues
Net revenues	1,928	1,863	1,553
France [Member]
Net revenues
Net revenues	172	174	139
Italy [Member]
Net revenues
Net revenues	157	149	121
USA [Member]
Net revenues
Net revenues	1,120	1,109	798
Singapore [Member]
Net revenues
Net revenues	4,945	5,939	4,697
Japan [Member]
Net revenues
Net revenues	497	436	300
Other Countries [Member]
Net revenues
Net revenues	$ 916	$ 676	$ 902